Subsequent Events (Details Narrative) (10K)				1 Months Ended			2 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2017 USD ($) shares	Mar. 08, 2017 USD ($) $ / shares shares	Feb. 01, 2017 USD ($)	Feb. 17, 2017 USD ($) a	Feb. 16, 2017 USD ($) shares	Jun. 22, 2016 USD ($) shares	Jun. 02, 2017 shares	Jun. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Issuance of common stock, shares | shares						666,667	400,019	576,923
Issuance of common stock						$ 2,000,000		$ 58,500	$ 3,016,238
Common stock value issued as consideration for acquisition								$ 371,420
Vesting period								5 years
Subsequent Event [Member]
Issuance of common stock, shares | shares	192,307
Issuance of common stock	$ 750,000
Sale of stock			$ 6,900,000
Subsequent Event [Member] | Commercial Sublease Agreement [Member]
Area of land | a				5,000
Sublease amount per month				$ 5,000
Warrant [Member]
Issuance of common stock, shares | shares						666,667		400,019	266,667
Warrant [Member] | Subsequent Event [Member]
Issuance of common stock, shares | shares	192,307				55,834
Issuance of common stock					$ 217,750
MotherLode Craft Distillery [Member] | Subsequent Event [Member]
Common stock shares issued as consideration for acquisition | shares		86,667
Common stock value issued as consideration for acquisition		$ 377,000
Closing share price of common stock | $ / shares		$ 4.35
Vesting period		5 years